Loss Per Share (Details) - shares		12 Months Ended
	Jul. 31, 2023	Jun. 30, 2025
Class A Ordinary Shares [Member]
Loss Per Share [Line Items]
Reverse stock split description		179,649
Voting rights		one
Conversion of shares		1
Class B Ordinary Shares [Member]
Loss Per Share [Line Items]
Voting rights		15 votes
Conversion of shares	163.895